Financial instruments - additional disclosures	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial instruments - additional disclosures	Financial instruments - additional disclosures
The below table provides detail related to financial instruments as of December 31, 2019 and 2018.

($ millions)	Note	2019	2018
Cash and cash equivalents
Cash in current accounts		392	227
Cash held in time deposits and money market funds		430	—
Total Cash and cash equivalents		822	227
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	31	19
Total financial assets - measured at FVOCI		31	19
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,390	1,253
Receivables from former parent	25	—	20
Income tax receivables		17	33
Other financial receivables from former parent	25	—	39
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	379	310
Long-term receivables from customers	12	136	164
Non-current minimum lease payments from finance lease agreements	12	78	91
Long-term loans, advances, and security deposits	12	34	47
Total financial assets - measured at amortized costs		2,034	1,957
Financial assets - measured at fair value through profit and loss ("FVPL")
Current portion of long-term financial investments	15	33	31
Derivative fInancial instruments	15	1	—
Long-term financial investments	12	28	67
Total financial assets - measured at FVPL		62	98
Total financial assets		2,949	2,301
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	245	47
Lease liabilities	16	61	—
Trade payables		833	663
Payables to former parent	25	—	85
Other financial liabilities to former parent	25	—	67
Total current financial liabilities - measured at amortized cost or cost		1,139	862
Non-current financial liabilities
Financial debts	17	3,218	—
Lease liabilities	16	280	89
Total non-current financial liabilities - measured at amortized cost or cost		3,498	89
Total financial liabilities - measured at amortized cost or cost		4,637	951
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	243	162
Derivative financial instruments	17	16	—
Total financial liabilities - measured at FVPL		259	162
Total financial liabilities		4,896	1,113
Net financial assets and financial liabilities		(1,947)	1,188

(1)
The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029 and 2049 notes recorded in Non-current financial debts with a fair value of $2,049 million and carrying value of $1,979 million as of December 31, 2019. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Consolidated Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of judgment associated with the inputs to derive fair value for these financial assets and liabilities, which are as follows:
Financial assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.
Financial assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.
As of December 31, 2019 , Level 1 financial assets include money market funds . There were no financial liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities include derivative financial instruments. As of December 31, 2018, there were no financial assets or liabilities carried at Level 1 fair value or Level 2 fair value.
Investments in money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The investments are classified as Cash & cash equivalents within our Consolidated Balance Sheets.
Level 3 inputs are unobservable for the financial asset or liability. The financial assets and liabilities generally included in Level 3 fair value hierarchy are equity securities and convertible notes receivable measured at FVOCI, and fund investments, options to acquire private companies, and contingent consideration liabilities measured at FVPL.
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2019 and 2018.

	December 31, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	31	—	31
Long-term financial investments measured at FVPL	—	—	28	—	28
Long-term receivables from customers	—	—	—	136	136
Non-current minimum lease payments from finance lease agreements	—	—	—	78	78
Long-term loans, advances, and security deposits	—	—	—	34	34
Total non-current financial assets	—	—	59	248	307
Current financial assets
Money market funds	120	—	—	—	120
Current portion of long-term financial investments measured at FVPL(1)	—	—	33	—	33
Current portion of long-term receivables from customers(1)	—	—	—	122	122
Current portion of minimum lease payments from finance lease agreements(1)	—	—	—	46	46
Other receivables, security deposits and current assets(1)	—	—	—	147	147
VAT receivables(1)	—	—	—	64	64
Derivative financial instruments(1)	—	1	—	—	1
Total current financial assets	120	1	33	379	533
Total financial assets at fair value and amortized cost or cost	120	1	92	627	840
Financial liabilities
Contingent consideration liabilities	—	—	(243)	—	(243)
Non-current financial debt	—	—	—	(3,218)	(3,218)
Current financial debt	—	—	—	(245)	(245)
Derivative financial instruments	—	(16)	—	—	(16)
Total financial liabilities at fair value and amortized cost	—	(16)	(243)	(3,463)	(3,722)

(1)	Recorded in Other current assets.

	December 31, 2018
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	19	—	19
Long-term financial investments measured at FVPL	—	—	67	—	67
Long-term receivables from customers	—	—	—	164	164
Non-current minimum lease payments from finance lease agreements	—	—	—	91	91
Long-term loans, advances, and security deposits	—	—	—	47	47
Total non-current financial assets	—	—	86	302	388
Current financial assets(1)
Current portion of long-term financial investments measured at FVPL	—	—	31	—	31
Current portion of long-term receivables from customers	—	—	—	133	133
Current portion of minimum lease payments from finance lease agreements	—	—	—	57	57
Other receivables, security deposits and current assets	—	—	—	52	52
VAT receivables	—	—	—	68	68
Derivative financial instruments	—	—	—	—	—
Total current financial assets	—	—	31	310	341
Total financial assets at fair value and amortized cost or cost	—	—	117	612	729
Financial liabilities
Contingent consideration liabilities	—	—	(162)	—	(162)
Non-current financial debt	—	—	—	—	—
Current financial debt	—	—	—	(47)	(47)
Derivative financial instruments	—	—	—	—	—
Total financial liabilities at fair value and amortized cost	—	—	(162)	(47)	(209)

(1)	Current financial assets referenced in the above table are recorded in Other current assets.
There were no transfers of financial instruments between levels in the fair value hierarchy during the year ended December 31, 2019 and 2018.
Certain prior period amounts have been reclassified to reflect the inclusion of options to acquire private companies measured at FVPL in Level 3 of the fair value hierarchy to conform with current period presentation.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2019	2018	2019	2018
Balance as of January 1(1)	19	26	98	78
Additions	17	11	34	92
Cash receipts and payments	—	—	(7)	(5)
Gains/(losses) recognized in consolidated statements of comprehensive (loss)/income	(7)	(23)	—	—
Unrealized gains/(losses) in consolidated income statements	—	—	(3)	7
Amortization	—	—	(61)	(74)
Reclassification	2	5	—	—
Balance as of December 31	31	19	61	98

(1)	January 1, 2018 balances reflected in this table are as adjusted for adoption of IFRS 9, Financial Instruments.
If the pricing parameters for the Level 3 input were to change for Long-term financial investments measured at FVOCI and Financial investments measured at FVPL by 10% positively or negatively, this would change the amount recorded in the 2019 Consolidated Statements of Comprehensive Loss by $3 million.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2019	2018
Balance as of January 1	(162)	(113)
Additions	(135)	(102)
Accretion for passage of time	(21)	(9)
Adjustments for changes in assumptions	75	62
Payments	—	—
Balance as of December 31	(243)	(162)

Contingent consideration additions of $135 million relate to the acquisition of PowerVision, Inc. in March 2019 as described in Note 4 of these Consolidated Financial Statements. Adjustments for changes in assumptions of $75 million are primarily related to revised expectations for achievement of commercial milestones and changes in assumptions related to the expected timing of settlement for development milestones. As of December 31, 2019, the maximum remaining potential payments related to contingent consideration from business combinations is $510 million plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount.
Changes in the contingent consideration liability balance for the same period in prior year included additions of $102 million related to the acquisitions as described in Note 4 to these Consolidated Financial Statements. Adjustments for changes in assumptions of $62 million are primarily related to revised expectations for achievement of milestones due to a product's voluntary market withdrawal.
Contingent consideration liabilities are reported in “Provisions & other non-current liabilities" and "Provisions & other current liabilities” based on the projected timing of settlement which is estimated to range from 2020 through 2029 for contingent consideration obligations as of December 31, 2019.
For the determination of the fair value of a contingent consideration various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, the probability of success, sales forecast and assumptions regarding the discount rate, timing and different scenarios of triggering events. The significance and usage of these inputs to each contingent consideration may vary due to differences in the timing and triggering events for payments or in the nature of the asset related to the contingent consideration.
If the most significant parameters for the Level 3 input were to change by 10% positively or negatively, or where the probability of success is the most significant input parameter 10% were added or deducted from the applied probability of success, for contingent consideration payables, this would change the amounts recorded in the 2019 Consolidated Income Statements by $34 million and $32 million respectively.
Nature and extent of risks arising from financial instruments
Market risk
Alcon is exposed to market risk, primarily related to foreign currency exchange rates, interest rates and the market value of the investments of liquid funds. Alcon actively monitors and seeks to reduce, where it deems it appropriate to do so, fluctuations in these exposures. It is Alcon policy and practice to enter into a variety of derivative financial instruments to manage the volatility of these exposures and to enhance the yield on the investment of liquid funds. Alcon does not enter into any financial transactions containing a risk that cannot be quantified at the time the transaction is concluded. In addition, Alcon does not sell short assets it does not have, or does not know it will have, in the future. Alcon only sells existing assets or enters into transactions and future transactions (in the case of anticipatory hedges) that it confidently expects it will have in the future, based on past experience. In the case of liquid funds, Alcon writes call options on assets it has, or writes put options on positions it wants to acquire and has the liquidity to acquire. Alcon expects that any loss in value for these instruments generally would be offset by increases in the value of the underlying transactions.
Foreign currency exchange rate risk
Alcon uses the US Dollar as its reporting currency and is therefore exposed to foreign currency exchange movements, primarily in Euros, Japanese Yen, Chinese Renminbi, Swiss Francs, and emerging market currencies. Fluctuations in the exchange rate between the US Dollar and other currencies can have a significant effect on both the Alcon’s results of operations, including reported sales and earnings, as well as on the reported value of our assets, liabilities and cash flows. This, in turn, may significantly affect the comparability of period-to-period results of operations.
Alcon manages its global currency exposure by engaging in hedging transactions where management deems appropriate (forward contracts and swaps). Specifically, Alcon enters into various contracts that reflect the changes in the value of foreign currency exchange rates to preserve the value of assets.
Interest rate risk
Alcon's exposure to cash flow interest rate risks arises mainly from non-current financial debts at variable rates. Alcon may enter into interest rate swap agreements, in which it exchanges periodic payments based on a notional amount and agreed-upon fixed and variable rate interests. If the interest rates had been higher / lower by 1%, the loss before taxes would have been higher / lower by $12 million from the impacts of interest expense and interest income based on the change in the interest rate.
Commodity price risk
Alcon has only a very limited exposure to price risk related to anticipated purchases of certain commodities used as raw materials by Alcon's businesses. A change in those prices may alter the gross margin of a specific business, but generally by not more than 10% of the margin and thus below Alcon's risk management tolerance levels. Accordingly, Alcon does not enter into significant forward and option contracts to manage fluctuations in prices of anticipated purchases.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, Alcon periodically assesses credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate. For further information, refer to Note 14 of these Consolidated Financial Statements.
No customer accounted for 10% or more of Alcon's net sales in 2019, 2018, or 2017.
Liquidity risk
Liquidity risk is defined as the risk that Alcon could not be able to settle or meet its obligations on time or at a reasonable price. Alcon Treasury is responsible for liquidity, funding and settlement management. In addition, liquidity and funding risks, and related processes and policies, are overseen by management. Alcon manages its liquidity risk on a consolidated basis according to business needs, tax, capital or regulatory considerations, if applicable, through numerous sources of financing in order to maintain flexibility. Management monitors Alcon's net debt or liquidity position through rolling forecasts on the basis of expected cash flows. For further information on maturity of the contractual undiscounted cash flows for Alcon's borrowings and interest on borrowing, refer to Note 17 of these Consolidated Financial Statements.